Segment information	3 Months Ended
Mar. 31, 2017
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
5. Segment information

There are two operating segments. The segment profit measure is Segment EBITDA, which is defined as earnings before interest, taxes, depreciation, amortization and other financial items (gains and losses on derivative instruments and other items, net) less the non-controlling interest in Segment EBITDA. Segment EBITDA is reconciled to operating income and net income in the segment presentation below. The two segments are “Majority held FSRUs” and “Joint venture FSRUs.” In addition, unallocated corporate costs that are considered to benefit the entire organization, interest income from advances to joint ventures and interest expense related to the seller’s credit note and the outstanding balance on the $85 million revolving credit facility are included in “Other.”

For the three months ended March 31, 2017, Majority held FSRUs includes the direct financing lease related to the PGN FSRU Lampung and the operating leases related to the Höegh Gallant and Höegh Grace. For the three months ended March 31, 2016, Majority held FSRUs includes the direct financing lease related to the PGN FSRU Lampung and the operating lease related to the Höegh Gallant.

As of March 31, 2017 and 2016, Joint venture FSRUs include two 50% owned FSRUs, the Neptune and the GDF Suez Cape Ann, that operate under long term time charters with one charterer.

The accounting policies applied to the segments are the same as those applied in the financial statements, except that i) Joint Venture FSRUs are presented under the proportional consolidation method for the segment note and in the tables below, and under equity accounting for the consolidated financial statements and ii) non-controlling interest in Segment EBITDA is subtracted in the segment note to reflect the Partnership’s interest in Segment EBITDA as the Partnership’s segment profit measure, Segment EBITDA. Under the proportional consolidation method, 50% of the Joint Venture FSRUs’ revenues, expenses and assets are reflected in the segment note. Management monitors the results of operations of joint ventures under the proportional consolidation method and not the equity method of accounting. On January 1, 2017, the Partnership began consolidating its acquired 51% interest in the Höegh Grace entities. Since the Partnership obtained control of the Höegh Grace entities, it consolidates 100% of the revenues, expenses, assets and liabilities of the Höegh Grace entities and the interest not owned by the Partnership is reflected as non-controlling interest in net income and non-controlling interest in total equity under US GAAP. Management monitors the results of operations of the Höegh Grace entities based on the Partnership’s 51% interest in Segment EBITDA of such entities and, therefore, subtracts the non-controlling interest in Segment EBITDA to present Segment EBITDA. The adjustment to non-controlling interest in Segment EBITDA is reversed to reconcile to operating income and net income in the segment presentation below.

In time charters, the charterer, not the Partnership, controls the choice of locations or routes the FSRUs serve. Accordingly, the presentation of information by geographical region is not meaningful. The following tables include the results for the segments for the three months ended March 31, 2017 and 2016.

	Three months ended March 31, 2017
		Joint venture
	Majority	FSRU’s		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Time charter revenues	$35,076	10,924	—	46,000	(10,924)	(1)	$35,076
Total revenues	35,076	10,924	—	46,000			35,076
Operating expenses	(7,262)	(2,619)	(1,672)	(11,553)	2,619	(1)	(8,934)
Equity in earnings (losses) of joint ventures	—	—	—	—	4,809	(1)	4,809
Less: Non-controlling interest in Segment EBITDA	(4,994)	—	—	(4,994)	4,994	(2)	—
Segment EBITDA	22,820	8,305	(1,672)	29,453
Add: Non-controlling interest in Segment EBITDA	4,994	—	—	4,994	(4,994)	(2)	—
Depreciation and amortization	(5,263)	(2,440)	—	(7,703)	2,440	(1)	(5,263)
Operating income (loss)	22,551	5,865	(1,672)	26,744			25,688
Gain (loss) on derivative instruments	663	2,496	—	3,159	(2,496)	(1)	663
Other financial income (expense), net	(7,455)	(3,552)	(953)	(11,960)	3,552	(1)	(8,408)
Income (loss) before tax	15,759	4,809	(2,625)	17,943	—		17,943
Income tax expense	(1,755)	—	—	(1,755)	—		(1,755)
Net income (loss)	$14,004	4,809	(2,625)	16,188	—		$16,188
Non-controlling interest in net income	2,744	—	—	2,744			2,744
Partners’ interest in net income (loss)	$11,260	4,809	(2,625)	13,444	—		$13,444

(1)
Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.

(2)
Eliminations reverse the adjustment to Non-controlling interest in Segment EBITDA included for Segment EBITDA and the adjustment to reverse the Non-controlling interest in Segment EBITDA to reconcile to operating income and net income.

	As of March 31, 2017
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Vessels, net of accumulated depreciation	$694,485	272,756	—	967,241	(272,756)	(1)	$694,485
Net investment in direct financing lease	289,268	—	—	289,268	—		289,268
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	6,021	6,021	—		6,021
Total assets	1,077,292	293,239	7,557	1,378,088	(293,239)	(1)	1,084,849
Accumulated losses of joint ventures	—	—	50	50	(21,127)	(2)	(21,077)
Expenditures for vessels & equipment	—	263	—	263	(263)	(2)	—
Expenditures for drydocking	—	—	—	—	—	(2)	—
Principal repayment direct financing lease	843	—	—	843	—		843
Amortization of above market contract	895	—	—	895	—		895
Non-controlling interest: amortization of above market contract	$(149)	—	—	(149)	—		$—

(1)
Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated losses of joint ventures.

(2)	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership.

	Three months ended March 31, 2016
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-	Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations (1)	reporting
Time charter revenues	$21,670	10,739	—	32,409	(10,739)	$21,670
Total revenues	21,670	10,739	—	32,409		21,670
Operating expenses	(4,583)	(2,193)	(1,505)	(8,281)	2,193	(6,088)
Equity in earnings (losses) of joint ventures	—	—	—	—	(6,708)	(6,708)
Segment EBITDA	17,087	8,546	(1,505)	24,128
Depreciation and amortization	(2,630)	(2,379)	—	(5,009)	2,379	(2,630)
Operating income (loss)	14,457	6,167	(1,505)	19,119		6,244
Gain (loss) on derivative instruments	335	(8,993)	—	(8,658)	8,993	335
Other financial income (expense), net	(6,172)	(3,882)	(998)	(11,052)	3,882	(7,170)
Income (loss) before tax	8,620	(6,708)	(2,503)	(591)	—	(591)
Income tax expense	(448)	—	(1)	(449)	—	(449)
Net income (loss)	$8,172	(6,708)	(2,504)	(1,040)	—	$(1,040)

(1)
Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.

	As of December 31, 2016
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Vessels, net of accumulated depreciation	$342,591	274,932	—	617,523	(274,932)	(1)	$342,591
Net investment in direct financing lease	290,111	—	—	290,111	—		290,111
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	7,218	7,218	—		7,218
Total assets	698,869	298,712	111,598	1,109,179	(298,712)	(1)	810,467
Accumulated losses of joint ventures	—	—	50	50	(25,936)	(1)	(25,886)
Expenditures for vessels & equipment	537	783	—	1,320	(783)	(2)	537
Expenditures for drydocking	—	135	—	135	(135)	(2)	—
Principal repayment direct financing lease	3,192	—	—	3,192	—		3,192
Amortization of above market contract	$2,405	—	—	2,405	—		$2,405

(1)
Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated losses of joint ventures.

(2)	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership